Accounts Payable and Accrued Expenses (Details) - USD ($)	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accounts payable and accrued expenses	$ 333,470	$ 309,231
Accrued interest	117,201	79,964
Totals	$ 450,671	$ 389,195	$ 283,996